Inventories - Schedule of Inventories (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Inventories [Abstract]
Finished goods and work in process	$ 867.0	$ 905.0
Raw materials	730.0	614.2
Supplies and spare parts	368.2	360.7
Inventories at FIFO cost	1,965.2	1,879.9
LIFO reserve	(135.6)	(82.6)
Net inventories	$ 1,829.6	$ 1,797.3